REVENUE AND GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of detailed information about general and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Revenue And General And Administrative Expenses [Abstract]
Salaries, consultants, and benefits	$ 1,873	$ 2,360
Professional fees	1,666	968
Investor relations and shareholder information	689	604
Transfer agent and filing fees	317	222
Administrative and office	987	944
Travel	68	74
General and administrative expenses	$ 5,600	$ 5,172